ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2023
ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
Summary of condensed balance sheets

	As of December 31,
	2022	2023
	RMB	RMB	US$
			(Note 2)
ASSETS
Current assets:
Cash and cash equivalents	76,610	90,563	12,756
Short-term investments	1,253,628	1,348,474	189,929
Prepayments and other current assets	15,921	13,172	1,855
Total current assets	1,346,159	1,452,209	204,540
Investments in subsidiaries, VIE and VIE’s subsidiaries	4,102,926	2,704,295	380,891
Intangible assets, net	1,554,155	1,403,388	197,663
Total non-current assets	5,657,081	4,107,683	578,554
TOTAL ASSETS	7,003,240	5,559,892	783,094
LIABILITIES AND SHAREHOLDERS’ (DEFICIT) EQUITY
Accrued expenses and other current liabilities	3,520	2,976	419
TOTAL LIABILITIES	3,520	2,976	419
SHAREHOLDERS’ EQUITY
Ordinary shares (US$0.0001 par value, 2,000,000,000 shares authorized, 1,079,881,662 and 1,100,285,570 shares issued, 1,021,923,242 and 1,056,311,362 shares outstanding as of December 31, 2022 and 2023, respectively)	688	708	100
Additional paid-in capital	20,599,549	21,024,488	2,961,237
Accumulated deficit	(13,824,234)	(15,781,777)	(2,222,817)
Accumulated other comprehensive income	223,717	313,497	44,155
TOTAL SHAREHOLDERS’ EQUITY	6,999,720	5,556,916	782,675
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	7,003,240	5,559,892	783,094

Summary of condensed statements of operations and comprehensive loss

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
				(Note 2)
Expenses and income/(loss)
Operating expenses	(358,458)	(668,231)	(639,963)	(90,137)
Other operating income	13,334	18,163	9,871	1,390
Others, net	29,322	31,068	72,404	10,197
Equity in losses of subsidiaries, VIE and VIE’s subsidiaries	(2,155,325)	(1,389,005)	(1,399,855)	(197,165)
Net loss and net loss attributable to the Company	(2,471,127)	(2,008,005)	(1,957,543)	(275,715)
Net loss available to ordinary shareholders	(2,471,127)	(2,008,005)	(1,957,543)	(275,715)

Net loss	(2,471,127)	(2,008,005)	(1,957,543)	(275,715)
Other comprehensive (loss)/income
Foreign currency translation adjustments	(39,487)	333,507	89,780	12,645
Total comprehensive loss	(2,510,614)	(1,674,498)	(1,867,763)	(263,070)

Summary of condensed statements of cashflow

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
				(Note 2)
Net cash provided by operating activities	42,829	16,869	68,966	9,714
Net cash used in investing activities	(4,001,123)	(3,126,808)	(63,372)	(8,926)
Net cash (used in)/provided by financing activities	(936,655)	3,061,020	12,808	1,804
Effect of foreign exchange rate changes on cash and cash equivalents	(22,483)	13,155	(4,449)	(626)
Net (decrease)/increase in cash and cash equivalents	(4,917,432)	(35,764)	13,953	1,966
Cash and cash equivalents, beginning of the year	5,029,806	112,374	76,610	10,790
Cash and cash equivalents, end of the year	112,374	76,610	90,563	12,756